Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31
	2024	2023
	U.S. dollars in thousands
Work in process	4,547	6,176
Finished goods	5,608	7,660
	10,155	13,836